Employee compensation	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Employee compensation	Employee benefit obligation
The Company’s employee benefit obligation relates to an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code and obligates the employer to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. From January 1, 2007, Italian law gives an employee the choice of directing his or her entitlement either to a supplementary pension fund or to leave the severance indemnity as an obligation to the Company. The liability is calculated by an external actuary using the projected unit credit method.

The carrying value of the benefit obligation as at December 31, 2022 and 2021 is:

	2022	2021
	$	$
Balance - January 1	2,560	2,330
Increases
Provision for the year	602	635
Actuarial (gain) loss	(252)	80
Interest expense	22	7
Reductions
Payments	(372)	(309)
Effects of foreign exchange	(137)	(183)
Balance - December 31	2,423	2,560
The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2022	2021
	$	$
Cost recognized in profit or loss
Current period cost	602	635
Interest cost on defined benefit obligation	22	7
Remeasurement loss recognized in OCI	(252)	80
Annual weighted average assumptions
Discount rate	3.77%	0.98%
Price inflation	3.00%	1.00%

A decrease of 50 basis points in the discount rate would result in an increase of the liability by $172; a corresponding increase in basis points would result in a reduction of liability by $155.

A decrease of 50 basis points of price inflation would result in reduction of the liability by $67; a corresponding increase in basis points would result in an increase of liability by $71.
Employee compensationThe total employee compensation comprising salaries and benefits, inclusive of tax credits, for the year ended December 31, 2022 was $90,268 (2021 - $70,924).
Employee compensation costs were included in the following expenses for the year ended December 31:

	2022	2021
	$	$
Cost of revenue	16,104	13,438
General and administrative	13,508	10,496
Sales and marketing	41,727	31,178
Research and development	18,929	15,812
	90,268	70,924
Investment tax credits included as a reduction in research and development costs for the year ended December 31, 2022 were $891 (2021 - $938 ).